Commitments and Contingencies - Schedule of Pledged Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Pledged Assets [line items]
Borrowings outstanding on the basis of which collateral is given	$ 16,429	$ 11,678
Federal Home Loan Bank of Indianapolis [Member] | John Hancock Subsidiaries LLC [member]
Disclosure Of Pledged Assets [line items]
Collateral to be placed minimum requirement	937
Borrowings outstanding on the basis of which collateral is given	500
Excess collateral that can be called back	$ 1,853